Concentrations and Risks	12 Months Ended
Dec. 31, 2010
Concentrations and Risks
Concentrations and Risks

3.                        Concentrations and Risks

(a)                   Bandwidth and server custody service provider

The Group relied on telecommunications service providers and their affiliates for bandwidth and server custody service to support its operations during fiscal years 2008, 2009 and 2010 as follows:

	For the year ended December 31,
	2008	2009	2010
Total number of telecommunications service providers	2	11	12
Service providers providing 10% or more of the Company’s requirements	2	2	3
Total % of the Company’s requirements provided by 10% or greater service providers	85.0%	85.3%	87.9%

(b)                   Credit risk

Accounts receivable are typically unsecured and are generally derived from revenue earned from advertising services.

The following shows the Group’s significant customers with a receivable balance exceeding 10% of the total accounts receivable balance and the allowance for doubtful accounts thereof:

	December 31, 2009	December 31, 2010
Customer A	11.0%	Below 10%
Customer B	10.9%	Below 10%
Allowance for doubtful accounts	RMB24.4 million	Not applicable

(c)                    Major Customers

No single customer represented 10% or more of the Company’s total revenues for the years ended December 31, 2008, 2009 and 2010.

(d)                   Online Games

The Company derived a combined total of 98.7%, 86.0% and 85.9% of its total net revenues for the years ended December 31, 2008, 2009 and 2010, respectively from the Company’s self-developed massively multi-player online role-playing games, including Fantasy Westward Journey, Westward Journey Online II & III, Tianxia II and Heroes of Tang Dynasty as well as World of Warcraft, a game developed by and licensed from Blizzard Entertainment, which was re-launched in China in September 2009.

(e)                    Chinese Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide Internet services through contractual arrangements in China as this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations, its legal structure and scope of operations in China, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in China. The Chinese government may also require the Company to restructure its operations entirely if it finds that its contractual arrangements do not comply with the applicable laws and regulations. It is unclear how such a restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. However, any such restructuring may cause significant disruption to the Company’s business operations.